Disclosure on individual items of the consolidated financial statements (Details) - Schedule of development of fixed assets - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of development of fixed assets [Line Items]
Begining balance	€ 4,810	€ 3,329
Ending balance	8,158	4,810
Carrying amounts
Additions	3,484	1,576
Disposals	(136)	(95)
Cost [Member] | Property, plant and equipment [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of development of fixed assets [Line Items]
Begining balance	4,728	3,237
Ending balance	7,631	4,728
Carrying amounts
Additions	2,945	1,494
Disposals	(136)	(95)
Reclassification	94	92
Cost [Member] | Construction in progress [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of development of fixed assets [Line Items]
Begining balance	82	92
Ending balance	527	82
Carrying amounts
Additions	539	82
Reclassification	(94)	(92)
Depreciation [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of development of fixed assets [Line Items]
Begining balance	(1,852)	(1,310)
Ending balance	(2,768)	(1,852)
Carrying amounts
Depreciation	(1,032)	(582)
Disposals	116	40
Depreciation [Member] | Property, plant and equipment [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of development of fixed assets [Line Items]
Begining balance	(1,852)	(1,310)
Ending balance	(2,768)	(1,852)
Carrying amounts
Depreciation	(1,032)	(582)
Disposals	116	40
Carrying amounts [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of development of fixed assets [Line Items]
Begining balance	2,958	2,019
Ending balance	5,389	2,958
Carrying amounts [Member] | Property, plant and equipment [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of development of fixed assets [Line Items]
Begining balance	2,876	1,927
Ending balance	4,863	2,876
Carrying amounts [Member] | Construction in progress [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of development of fixed assets [Line Items]
Begining balance	82	92
Ending balance	€ 527	€ 82